Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	45,000,000	45,000,000
Preferred stock, shares issued	5,423,606	0
Preferred stock, shares outstanding	5,423,606	0
Common stock, per value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	740,000,000	200,000,000
Common stock, shares issued	230,209,142	200,000,000
Common stock, shares outstanding	230,209,142	200,000,000